Unaudited Condensed Consolidated Statements of Shareholders' Equity (Parentheticals) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Dividends declared, per share (see Note 8)	$ 0.03	$ 0.09